CLASSIFICATION OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	24,400,493	19,332,588
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	251,981,889	236,970,165
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	27,050,198	23,326,776
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,421,303	1,117,349
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	39,162,618	34,425,693
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	39,181,293	34,442,575
Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,708,367	9,996,561
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost [member]
Disclosure of financial assets [line items]
Financial assets	27,958,402	25,617,225
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	28,320,373	26,002,889
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,181,835	3,830,916
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value, and at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	24,138,538	22,171,973
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	190,129,486	176,168,055
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	200,136,125	186,203,770	$ 188,313,361	$ 231,573,437
Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	24,138,538	22,171,973
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	24,138,538	22,171,973
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	20,163,214	15,451,121
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	20,163,214	15,451,121
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	28,472,926	24,446,014
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,181,835	3,830,916
Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	4,181,835	3,830,916
IFRS Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	16,998,859	18,597,861
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	16,998,859	18,597,861
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	49,697,404	40,438,606
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,425	1,889
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	10,708,367	9,996,561
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	27,050,198	23,326,776
Debt securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	11,937,414	7,113,380
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	11,937,414	7,113,380
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	11,937,414	7,113,380
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	1,425	1,889
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	27,050,198	23,326,776
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	27,050,198	23,326,776
Trading equity securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	3,099,853
Trading equity securities [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	7,256,506	6,260,174
Trading equity securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	7,256,506	6,260,174
Equity investments [member] | Investment securities [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,421,303	1,117,349
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,421,303	1,117,349
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	1,023,313	2,126,229
Derivatives [member] | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	969,294	2,077,567
Derivatives [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of financial assets [line items]
Financial assets	969,294	2,077,567
Derivatives [member] | Hedging instruments [member]
Disclosure of financial assets [line items]
Financial assets	54,019	48,662
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	$ 54,019	$ 48,662